Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spend Life Wisely Funds Investment Trust
Entity Central Index Key	0001524348
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	RANGER SMALL CAP FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	RFISX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Ranger Small Cap Fund – RFISX (the “Fund”) for the period August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744.
Additional Information Email	https://spendlifewiselyfunds.com/documents
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Ranger Small Cap Fund	$120	1.17%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The recent market environment was defined by geopolitical uncertainty, higher energy prices, shifting expectations for monetary policy, and continued strength in companies tied to the AI infrastructure build-out. The conflict with Iran drove oil prices higher in the first half of 2026 and refocused investor attention on the Strait of Hormuz as a source of global supply disruption. Oil prices remain an important swing factor for both inflation and consumer spending, particularly if elevated gasoline prices persist long enough to pressure household budgets. Recent inflation data reflected some pass-through from higher energy prices as headline CPI accelerated in the first half of 2026. As investors reassessed inflation expectations, bond yields moved higher, with the 30-year Treasury yield reaching over 5.2% in late July, its highest level in 19 years. The increase in long-term rates bears watching, as higher yields can raise the cost of capital and pressure valuation multiples for longer-duration assets. To date, however, equity returns have shrugged off the headwind from higher rates, suggesting investors remain focused on earnings visibility, nominal growth, and the durability of secular investment cycles.

For the fiscal year the Fund returned 5.01% compared with the Russell 2000 Growth index return of 28.42%. Underperformance was due to unprecedented leadership by low-quality companies in the index. For example, non-earning biotech and pharma stocks in the benchmark returned over 102% for the twelve months ended July 31, and non-earning companies across all sectors in the benchmark returned 39%. Most stocks in these categories don’t meet our quality investment criteria, and their performance was a meaningful headwind this fiscal year. On a sector basis, the healthcare and technology sectors were the weakest contributors to performance, while energy was strongest.

The path of monetary policy is now less straightforward than it appeared a year ago. The Fed is balancing renewed inflation risks against signs of more moderate growth, while the bond market is demanding greater compensation for inflation and fiscal uncertainty. Credit spreads remain tight, suggesting the move in yields has been driven more by inflation and policy concerns than by deteriorating public-company credit conditions. For quality growth companies with strong balance sheets, durable margins, and self-funded growth, the environment should continue to reward discipline.

We continue to see meaningful opportunity in the AI infrastructure build-out, but we are looking more deliberately at companies beyond the most obvious hardware beneficiaries. The first phase of the trade rewarded semiconductors, memory, and other direct beneficiaries. As the build-out becomes larger and more complex, we believe investors will increasingly focus on the physical and operational constraints around data center development. These opportunities include critical infrastructure and services required to support the expansion of data center capacity.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Ranger Small Cap Fund	5.01%	-1.57%	7.64%	$521,943
Russell 2000® Growth Index	28.42%	5.07%	10.59%	$684,421

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Net Assets	$ 12,260,251
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 91,235
Investment Company, Portfolio Turnover	64.33%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$12,260,251	61	64.33%	$91,235

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% Of Net Assets)*

1.	Ligand Pharmaceuticals, Inc. Class B	4.53%
2.	SharkNinja, Inc.	3.39%
3.	UL Solutions, Inc. Class A	3.34%
4.	Oceaneering International, Inc.	3.17%
5.	Chime Financial, Inc. Class A	2.87%
6.	HealthEquity, Inc.	2.80%
7.	PDF Solutions, Inc.	2.68%
8.	Triumph Financial, Inc.	2.51%
9.	Casella Waste Systems, Inc. Class A	2.50%
10.	Excelerate Energy, Inc. Class A	2.49%
	Total % of Net Assets	30.28%

* Excludes Short-Term Investments.

Updated Prospectus Phone Number	1-866-458-4744.
Updated Prospectus Email Address	https://spendlifewiselyfunds.com/documents/
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	RANGER MICRO CAP FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	RFIMX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Ranger Micro Cap Fund – RFIMX (the “Fund”) for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744.
Additional Information Email	https://spendlifewiselyfunds.com/documents
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Ranger Micro Cap Fund	$145	1.30%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The recent market environment was defined by geopolitical uncertainty, higher energy prices, shifting expectations for monetary policy, and continued strength in companies tied to the AI infrastructure build-out. The conflict with Iran drove oil prices higher in the first half of 2026 and refocused investor attention on the Strait of Hormuz as a source of global supply disruption. Oil prices remain an important swing factor for both inflation and consumer spending, particularly if elevated gasoline prices persist long enough to pressure household budgets. Recent inflation data reflected some pass-through from higher energy prices as headline CPI accelerated in the first half of 2026. As investors reassessed inflation expectations, bond yields moved higher, with the 30-year Treasury yield reaching over 5.2% in late July, its highest level in 19 years. The increase in long-term rates bears watching, as higher yields can raise the cost of capital and pressure valuation multiples for longer-duration assets. To date, however, equity returns have shrugged off the headwind from higher rates, suggesting investors remain focused on earnings visibility, nominal growth, and the durability of secular investment cycles.

For the fiscal year the Fund returned 22.58% compared with the Russell Microcap Growth index return of 31.4%. Underperformance was due to unprecedented leadership by low-quality companies in the index. For example, non-earning biotech and pharma stocks in the benchmark returned over 86% for the twelve months ended July 31, and non-earning companies across all sectors in the benchmark returned over 52%. Most stocks in these categories don’t meet our quality investment criteria, and their performance was a meaningful headwind this fiscal year. On a sector basis, the healthcare and consumer discretionary sectors were the weakest contributors to performance, while industrials and energy were strongest.

The path of monetary policy is now less straightforward than it appeared a year ago. The Fed is balancing renewed inflation risks against signs of more moderate growth, while the bond market is demanding greater compensation for inflation and fiscal uncertainty. Credit spreads remain tight, suggesting the move in yields has been driven more by inflation and policy concerns than by deteriorating public-company credit conditions. For quality growth companies with strong balance sheets, durable margins, and self-funded growth, the environment should continue to reward discipline.

We continue to see meaningful opportunity in the AI infrastructure build-out, but we are looking more deliberately at companies beyond the most obvious hardware beneficiaries. The first phase of the trade rewarded semiconductors, memory, and other direct beneficiaries. As the build-out becomes larger and more complex, we believe investors will increasingly focus on the physical and operational constraints around data center development. These opportunities include critical infrastructure and services required to support the expansion of data center capacity.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception	Ending Value
Ranger Micro Cap Fund	22.58%	2.42%	10.14%	$549,099
Russell Microcap® Growth Index	31.43%	2.46%	6.46%	$416,468

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Net Assets	$ 11,652,137
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 29,978
Investment Company, Portfolio Turnover	52.71%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$11,652,137	49	52.71%	$29,978

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% of Net Assets) *

1.	Ligand Pharmaceuticals, Inc. Class B	5.60%
2.	PDF Solutions, Inc.	4.05%
3.	Karat Packaging, Inc.	4.01%
4.	Pennant Group, Inc.	3.49%
5.	Business First Bancshares, Inc.	3.10%
6.	Phibro Animal Health Corp. Class A	3.07%
7.	iRadimed Corp.	3.06%
8.	Metropolitan Bank Holding Corp.	2.94%
9.	UFP Technologies, Inc.	2.79%
10.	Triumph Financial, Inc.	2.72%
	Total % of Net Assets	34.83%

* Excludes Short-Term Investments.

Updated Prospectus Phone Number	1-866-458-4744.
Updated Prospectus Email Address	https://spendlifewiselyfunds.com/documents